Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Schedule of trade and other receivables

Figures in million – SA rand	2023	2022	2021
Trade receivables — gold operations	—	—	44
Trade receivables — PGM operations	5,353	4,304	4,823
PGM sales concentrate	3,407	3,564	3,794
PGM sales other	1,946	740	1,029
Trade receivables — zinc concentrate sales	108	—	—
Trade receivables — Sandouville metals sales	261	135	—
Other trade and non-trade receivables[1]	947	1,389	904
Payroll debtors	273	361	322
Interest receivable	90	90	54
Financial assets	7,032	6,279	6,147
Prepayments[2]	1,219	433	335
Value added tax	649	788	929
Total trade and other receivables	8,900	7,500	7,411
1These receivables arise from the Group's non-core activities such as services rendered by service entities to third parties, scrap metal and diesel sales, recovery of water and electricity and other miscellaneous items, and therefore do not include the Group's proceeds from the sale of products
2Prepayments include prepayments of DRDGOLD made towards capital projects amounting to R610 million at 31 December 2023
The table below summarises the impairment allowance raised on other non-trade receivables that are considered to be impaired:

Figures in million – SA rand	2023	2022	2021
Balance at beginning of the year	214	201	199
Impairment allowance recognised in profit or loss for the year	21	28	3
Financial assets written off	(132)	—	—
Impaired financial assets recovered during the year	(2)	(15)	(1)
Balance at end of the year[1]	101	214	201
1The impairment allowance mainly relates to payroll receivables, property rentals and certain supplier loans